Offerings - Offering: 1	Apr. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,390,634
Proposed Maximum Offering Price per Unit	0.915
Maximum Aggregate Offering Price	$ 1,272,430.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 175.72
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. (2) This estimate is made pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. (3) Reflects an automatic increase to the number of shares of common stock of the Registrant reserved for issuance under the Worksport Ltd. 2022 Equity Incentive Plan, as amended (the "2022 Plan"), which actual increase is provided for in the 2022 Plan. (4) The offering price per share and the aggregate offering price for shares reserved for future issuance are based on the average of the high price of $1.11 and the low price of $1.00 of Registrant's common stock as reported on The Nasdaq Capital Market on April 17, 2026, which date is within five business days prior to filing this Registration Statement.